Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Voting Power	50.00%
Cash and cash equivalents balances	$ 1,715,784		$ 2,467,638
Cash depositer	69,797			¥ 500,000
Credit losses against accounts receivable	$ 528		2,861
Estimated useful life for land	50 years			50 years
Estimated useful lives	10 years			10 years
Impairment finance lease assets
Related party transactions rate	10.00%
Revenue recognized		$ (11,559)
Management approach to determine reportable segments description	The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer
operating and reportable segment	1
Advertising costs	$ 52,203	134,692
Employee benefit expenses	31,560	$ 20,940
Deferred offering costs	2,422,425
Statutory reserves	$ 361,083		361,083
VAT rates	13.00%
Uncertain tax positions
Dilutive shares (in Shares) | shares
Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	10.00%
Balance Sheet Accounts [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.1636		7.2993	7.1636
Balance Sheet Accounts [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1		1	1
Statements of Operations [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.2526	7.215		7.2526
Statements of Operations [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1	1		1
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%
Aggregate amounts of cash deposited	$ 1,715,784		$ 2,467,638
PRC [Member] | Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%
Agent [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized